Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenue
Product revenue	$ 7,360	$ 4,281	$ 13,971	$ 6,581	$ 18,904	$ 11,413
Cost of product revenue
Cost of product revenue	5,465	3,888	10,333	8,104	17,391	17,428
Gross profit (loss)	1,895	393	3,638	(1,523)	1,513	(6,015)
Operating expenses:
Research and development	6,474	5,678	11,186	10,152	23,317	23,297
Sales and marketing	4,614	1,685	8,040	3,911	8,998	4,505
General and administrative	12,197	3,678	22,104	7,344	20,960	14,546
Total operating expenses	23,285	11,041	41,330	21,407	53,275	42,348
Loss from operations	(21,390)	(10,648)	(37,692)	(22,930)	(51,762)	(48,363)
Other (expense) income:
Interest income	139	1	140	23	24	278
Interest expense	0	(398)	(504)	(1,675)	(2,517)	(3,582)
Other income (expense), net	(10,760)	(267)	(14,912)	(5,423)	(52,150)	7
Total other expense, net	(10,621)	(664)	(15,276)	(7,075)	(54,643)	(3,297)
Loss before income taxes	(32,011)	(11,312)	(52,968)	(30,005)	(106,405)	(51,660)
Provision for income tax expense	0	0	0	0	375	1
Net loss and comprehensive loss	$ (32,011)	$ (11,312)	$ (52,968)	$ (30,005)	$ (106,780)	$ (51,661)
Net loss per common share, basic and diluted	$ (0.21)	$ (0.59)	$ (0.50)	$ (2.23)	$ (5.98)	$ (6.99)
Weighted-average shares used to compute basic and diluted net loss per share	155,923,689	19,138,365	106,070,590	13,452,766	17,858,976	7,390,456
Product [Member]
Revenue
Product revenue	$ 7,360	$ 2,290	$ 13,971	$ 4,590	$ 16,886	$ 9,804
Cost of product revenue
Cost of product revenue	5,465	3,862	10,333	8,078	17,365	17,120
Service [Member]
Revenue
Product revenue	0	1,991	0	1,991	2,018	1,609
Cost of product revenue
Cost of product revenue	$ 0	$ 26	$ 0	$ 26	$ 26	$ 308